Quarterly Report
June 30, 2023
MFS®  North Carolina
Municipal Bond Fund
MNC-Q1

Portfolio of Investments
6/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.3%
Airport Revenue – 7.8%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 5%, 7/01/2032	$1,245,000	$1,264,092
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 5%, 7/01/2039	1,000,000	1,076,142
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 4%, 7/01/2052	5,000,000	4,860,863
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2039	1,700,000	1,673,097
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2040	2,000,000	1,959,549
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2041	1,500,000	1,463,466
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2042	1,000,000	1,027,714
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2047	2,000,000	2,047,569
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2049	2,500,000	2,587,984
Charlotte, NC, Airport Rev., “B”, 4%, 7/01/2037	1,000,000	997,417
Greater Asheville Regional Airport Authority Rev., “A”, AGM, 5.5%, 7/01/2052	1,500,000	1,627,640
Greater Ashville, NC, Regional Airport Authority System Rev., AGM, 5.25%, 7/01/2048	1,000,000	1,070,847
Greater Ashville, NC, Regional Airport Authority System Rev., AGM, 5.25%, 7/01/2053	4,000,000	4,255,796
Raleigh-Durham, NC, Airport Authority Refunding Rev., “A”, 5%, 5/01/2034	1,150,000	1,249,810
Raleigh-Durham, NC, Airport Authority Refunding Rev., “A”, 5%, 5/01/2035	1,000,000	1,079,672
Raleigh-Durham, NC, Airport Authority Refunding Rev., “A”, 5%, 5/01/2036	1,000,000	1,074,210
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2036	2,000,000	2,084,826
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2037	2,000,000	2,075,641
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	1,445,000	1,464,660
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	175,000	176,392
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	195,000	197,403
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	150,000	150,424
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	240,000	239,773
		$35,704,987
General Obligations - General Purpose – 7.2%
Asheville, NC, General Obligation Refunding, 4%, 6/01/2039	$295,000	$303,851
Asheville, NC, General Obligation Refunding, 4%, 6/01/2041	500,000	507,179
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	1,030,000	932,800
Cartersville, GA, General Obligation, 2%, 10/01/2040	2,190,000	1,550,898
Charlotte, NC, General Obligation, “A”, 5%, 6/01/2026	4,000,000	4,238,936
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	235,000	253,637
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	1,655,000	1,809,763
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	665,000	674,431
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	30,211	28,938
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	239,000	146,120
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.25%, 7/01/2023	2,352,732	2,352,732
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	204,963	215,817
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	201,638	215,941
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	554,850	606,015
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	185,717	176,443
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	344,225	319,935
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	143,274	128,578
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	194,798	169,139
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	680,587	575,013
Durham County, NC, General Obligation Refunding, 4%, 6/01/2036	500,000	520,085
Durham County, NC, General Obligation Refunding, 4%, 6/01/2037	450,000	464,475
Durham County, NC, General Obligation Refunding, 4%, 6/01/2039	650,000	662,447
Forsyth, NC, General Obligation, “A”, 4%, 4/01/2034	5,100,000	5,460,159
Gaston County, NC, Rev., 5%, 4/01/2035	610,000	678,001
Granville County, NC, 5%, 10/01/2034	675,000	738,086
Granville County, NC, 5%, 10/01/2035	690,000	750,081
Howard County, MD, Metropolitan District Project, “B”, 3%, 8/15/2051	4,000,000	3,128,236
Lee County, NC, Limited Obligation, 3.25%, 5/01/2035	1,000,000	973,241
Lee County, NC, Limited Obligation, 4%, 5/01/2037	855,000	867,587
Randolph County, NC, 4%, 10/01/2037	1,045,000	1,058,069

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - General Purpose – continued
State of Illinois, General Obligation, 5.5%, 5/01/2039	$375,000	$409,718
State of Illinois, General Obligation, 5.75%, 5/01/2045	350,000	381,116
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	1,065,000	1,021,050
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	665,000	632,594
		$32,951,111
General Obligations - Schools – 0.3%
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	$1,510,000	$1,320,545
Healthcare Revenue - Hospitals – 11.7%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$555,000	$500,648
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Atrium Health), “D”, 5%, 1/15/2049 (Put Date 12/01/2031)	3,910,000	4,422,176
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2036	3,000,000	3,229,281
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2040	3,000,000	3,070,882
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	255,000	238,184
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	2,480,000	2,378,213
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2036 (Prerefunded 10/01/2027)	1,500,000	1,633,365
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2047 (Prerefunded 10/01/2027)	2,425,000	2,640,606
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4.25%, 5/01/2052	4,685,000	4,595,966
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligated Group), “A”, 4%, 11/01/2052	5,000,000	4,818,794
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 7/01/2032	600,000	659,534
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 7/01/2033	255,000	280,048
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	5,000,000	4,702,045
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2031 (Prerefunded 6/01/2025)	2,800,000	2,902,551
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2033 (Prerefunded 6/01/2025)	3,000,000	3,109,876
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2045	2,500,000	2,501,153
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wake Forest Baptist Obligated Group), “A”, 5%, 12/01/2033	1,000,000	1,083,227
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	1,580,000	1,442,033
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2027	150,000	154,067
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2035	1,515,000	1,528,039
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2038	1,065,000	1,048,607
University of North Carolina, Hospitals at Chapel Hill Rev., 5%, 2/01/2046	6,500,000	6,669,131
		$53,608,426
Healthcare Revenue - Long Term Care – 7.1%
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Deerfield Episcopal Retirement Community), 5%, 11/01/2037	$2,750,000	$2,807,274
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2036	1,000,000	847,331
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2042	2,000,000	1,532,073
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	1,500,000	1,462,367
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), 5%, 10/01/2031	1,000,000	1,016,352
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), 5%, 10/01/2036	800,000	807,793
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2050	2,000,000	1,927,815
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Plantation Village, Inc.), “A”, 4%, 1/01/2052	3,000,000	2,153,645
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), 5%, 7/01/2045	1,000,000	784,697
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), “A”, 5%, 7/01/2047	1,000,000	766,273
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Carolina Village Project), “B”, 5%, 4/01/2047	2,000,000	1,673,156
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2033	180,000	171,870
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2034	185,000	175,234

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2041	$830,000	$705,990
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2046	715,000	580,309
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2051	1,100,000	861,111
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Friends Homes, Inc.), “A”, 4%, 9/01/2040	2,000,000	1,628,924
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Galloway Ridge), “A”, 5%, 1/01/2039	1,225,000	1,135,168
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Pennybyrn at Maryfield Project), “A”, 5%, 10/01/2050	1,500,000	1,287,313
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne Project), 5.25%, 10/01/2037	1,500,000	1,386,395
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2049	2,000,000	1,703,477
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2031	800,000	783,558
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2037	2,200,000	2,053,031
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037 (Prerefunded 9/01/2024)	1,500,000	1,531,979
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2033 (Prerefunded 10/01/2023)	1,590,000	1,596,224
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2035	1,000,000	1,000,515
		$32,379,874
Human Services – 0.2%
North Carolina Capital Facilities Finance Agency Rev. (Arc of North Carolina Projects), “A”, 5%, 10/01/2034	$1,000,000	$1,002,572
Industrial Revenue - Other – 0.2%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$600,000	$478,616
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	510,000	332,152
		$810,768
Miscellaneous Revenue - Other – 1.6%
Durham County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (Research Triangle Institute), 5%, 2/01/2025	$1,000,000	$1,027,401
Durham County, NC, Limited Obligation, “A”, 5%, 6/01/2041	1,000,000	1,129,611
Durham County, NC, Limited Obligation, “A”, 5%, 6/01/2042	1,000,000	1,124,853
Durham County, NC, Limited Obligation, “A”, 5%, 6/01/2043	875,000	979,355
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	190,000	191,528
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	1,130,000	1,110,998
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	1,690,000	1,728,445
		$7,292,191
Multi-Family Housing Revenue – 0.3%
National Finance Authority, New Hampshire Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$1,317,440	$1,290,337
Puerto Rico Housing Finance Authority, Multi-Family Housing Collateralized Rev. (Mirador Las Casas Project), “B”, 5%, 3/01/2027 (Put Date 3/01/2026)	240,000	249,800
		$1,540,137
Sales & Excise Tax Revenue – 2.7%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	$35,000	$36,444
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	25,000	26,105
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	35,000	36,728
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	350,000	309,351
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	1,295,000	1,315,996
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	105,000	102,583
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	336,000	320,170
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	3,212,000	3,131,279
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	635,000	603,904
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	348,000	330,959
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	9,000	8,280

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	$154,000	$145,951
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	7,000	6,723
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	174,000	147,758
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	31,000	24,084
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,584,000	1,130,016
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,515,000	984,731
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	9,954,000	2,796,374
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	880,000	672,100
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	485,000	370,419
		$12,499,955
Secondary Schools – 0.1%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056 (n)	$430,000	$361,579
Single Family Housing - State – 5.8%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$780,000	$774,490
North Carolina Housing Finance Agency, Home Ownership Refunding Rev., “45”, GNMA, 3%, 7/01/2051	2,295,000	2,214,072
North Carolina Housing Finance Agency, Home Ownership Rev., “41”, FNMA, 3.55%, 7/01/2044	1,290,000	1,191,783
North Carolina Housing Finance Agency, Home Ownership Rev., “43”, GNMA, 2.95%, 7/01/2043	2,740,000	2,224,779
North Carolina Housing Finance Agency, Home Ownership Rev., “44”, 4%, 7/01/2050	3,670,000	3,640,788
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 3.75%, 7/01/2052	3,395,000	3,344,659
North Carolina Housing Finance Agency, Home Ownership Rev., “49”, 4.875%, 7/01/2042	1,200,000	1,218,049
North Carolina Housing Finance Agency, Home Ownership Rev., “49”, GNMA, 5%, 7/01/2047	4,990,000	5,057,536
North Carolina Housing Finance Agency, Home Ownership Rev., “49”, GNMA, 6%, 7/01/2053	1,495,000	1,611,340
North Carolina Housing Finance Agency, Home Ownership Rev., “50”, GNMA, 5.5%, 1/01/2054	5,000,000	5,353,838
		$26,631,334
State & Local Agencies – 17.7%
Buncombe County, NC, Limited Obligation, 4%, 6/01/2034	$1,700,000	$1,759,748
Buncombe County, NC, Limited Obligation, 4%, 6/01/2035	1,465,000	1,508,450
Cabarrus County, NC, Limited Obligation, 4%, 6/01/2034	1,000,000	1,028,417
Charlotte, NC, Convention Facility Projects, COP, “A”, 4%, 6/01/2049	2,500,000	2,445,977
Charlotte, NC, COP, 5%, 12/01/2034	1,000,000	1,099,302
Charlotte, NC, COP, 5%, 12/01/2035	2,000,000	2,187,451
Charlotte, NC, COP, 3%, 6/01/2048	4,425,000	3,516,025
Charlotte, NC, COP (Government Facilities), “F”, VRDN, 2.09%, 6/01/2033	7,950,000	7,950,000
Charlotte, NC, COP (Government Facilities), “G”, VRDN, 2.15%, 6/01/2033	4,600,000	4,600,000
Charlotte, NC, Cultural Arts Facilities, COP, “B”, 4%, 6/01/2039	2,250,000	2,281,128
Charlotte, NC, NASCAR Hall of Fame Public Facilities, COP, “C”, 4%, 6/01/2038	4,500,000	4,588,575
Charlotte, NC, NASCAR Hall of Fame Public Facilities, COP, “C”, 3%, 6/01/2039	3,000,000	2,602,323
Charlotte, NC, Refunding COP (Transit Projects Phase II), “B”, 5%, 6/01/2026	1,250,000	1,296,109
Chatham County, NC, Limited Obligation, 4%, 11/01/2037	1,750,000	1,781,152
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2034	2,000,000	2,071,165
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2035	1,240,000	1,276,494
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2036	1,375,000	1,406,993
Durham County, NC, Limited Obligation, 4%, 4/01/2035	1,270,000	1,307,644
Durham County, NC, Limited Obligation, 4%, 4/01/2037	3,000,000	3,055,307
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	1,010,000	1,055,464
Mecklenburg County, NC, School General Obligation, 5%, 9/01/2024	1,250,000	1,278,368
Mooresville, NC, Limited Obligation, “A”, 3%, 10/01/2036	350,000	323,802
North Carolina Turnpike Authority Refunding Rev., (Monroe Expressway System), 5%, 7/01/2038	1,250,000	1,406,922
North Carolina Turnpike Authority Refunding Rev., (Monroe Expressway System), 5%, 7/01/2041	1,795,000	1,992,565
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Refunding Rev., “A”, 4%, 1/01/2034	2,555,000	2,639,897
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2043	3,500,000	1,450,770
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2046	2,035,000	720,761
Onslow County, NC, Limited Obligation, 4%, 12/01/2040	500,000	505,176
Onslow County, NC, Limited Obligation, 4%, 12/01/2041	1,035,000	1,036,245

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Onslow County, NC, Limited Obligation, 4%, 12/01/2042	$500,000	$498,154
Onslow County, NC, Limited Obligation, 4%, 12/01/2043	425,000	422,624
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	2,530,000	2,650,161
Raleigh, NC, COP (Downtown Improvement Projects), “B-1”, VRDN, 3%, 2/01/2034	1,100,000	1,100,000
Scotland County, NC, Limited Obligation, 5%, 12/01/2033	210,000	228,128
Scotland County, NC, Limited Obligation, 5%, 12/01/2034	1,000,000	1,083,716
State of North Carolina, Limited Obligation, “A”, 5%, 5/01/2033	2,500,000	2,952,316
State of North Carolina, Limited Obligation, “A”, 5%, 5/01/2034	2,500,000	2,943,192
Wake County, NC, Limited Obligation, “A”, 4%, 8/01/2037	3,000,000	3,053,680
Wake County, NC, Limited Obligation, “A”, 5%, 4/01/2040	1,825,000	2,070,573
Wake County, NC, Limited Obligation, “A”, 5%, 4/01/2041	1,625,000	1,836,906
Wake County, NC, Limited Obligation, “B”, 5%, 4/01/2041	1,765,000	1,995,162
		$81,006,842
Student Loan Revenue – 1.2%
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	$2,305,000	$2,280,382
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 5%, 6/01/2027	550,000	579,386
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 5%, 6/01/2028	1,000,000	1,066,692
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 5%, 6/01/2029	700,000	755,688
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 3.125%, 6/01/2039	720,000	673,850
		$5,355,998
Tax - Other – 1.1%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	$285,000	$294,520
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	670,000	731,533
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2045	3,715,000	3,665,957
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	305,000	276,913
		$4,968,923
Tax Assessment – 0.2%
Mooresville, NC, Special Assessment Rev., 5.375%, 3/01/2040 (n)	$1,000,000	$925,133
Tobacco – 0.6%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	$1,455,000	$1,346,652
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	1,565,000	1,417,841
		$2,764,493
Toll Roads – 4.0%
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	$2,000,000	$2,030,235
North Carolina Turnpike Authority, Triangle Expressway System Rev., 5%, 1/01/2040	2,000,000	2,092,937
North Carolina Turnpike Authority, Triangle Expressway System Rev., AGM, 5%, 1/01/2038	3,000,000	3,142,574
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Refunding Rev., AGM, 5%, 1/01/2036	1,975,000	2,107,204
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., 5%, 2/01/2024	3,000,000	3,029,915
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., 5%, 1/01/2032	1,150,000	1,210,799
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., AGM, 5%, 1/01/2039	2,600,000	2,685,050
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	435,000	436,960
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	350,000	351,360
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	1,505,000	1,166,580
		$18,253,614
Transportation - Special Tax – 1.8%
Metropolitan Transportation Authority, NY, Refunding Rev. (Climate Bond Certified), “E”, 4%, 11/15/2045	$2,605,000	$2,459,043
New Jersey Transportation Trust Fund Authority, “A”, 5%, 12/15/2039	260,000	275,754
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050	250,000	276,265
North Carolina Department of State Treasurer, Grant Anticipation Rev., 5%, 3/01/2033	1,000,000	1,148,379
North Carolina Department of State Treasurer, Grant Anticipation Rev., 4%, 3/01/2034	2,000,000	2,120,745

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
North Carolina Department of State Treasurer, Grant Anticipation Rev., 4%, 3/01/2035	$2,000,000	$2,099,843
		$8,380,029
Universities - Colleges – 15.3%
Appalachian State University, Millennial Campus Rev. (End Zone Project), 5%, 5/01/2044	$3,000,000	$3,165,643
Elizabeth City, NC, State University General Rev., AGM, 5%, 4/01/2040	3,155,000	3,322,231
North Carolina Agricultural & Technical University Rev., “A”, 5%, 10/01/2035	3,075,000	3,156,238
North Carolina Capital Facilities Finance Agency Refunding Rev. (Duke University), “B”, 5%, 10/01/2044	4,955,000	5,208,589
North Carolina Capital Facilities Finance Agency Rev. (Duke University), “B”, ETM, 5%, 10/01/2055 (Prerefunded 10/01/2025)	1,120,000	1,168,947
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Meredith College), 4%, 6/01/2034	1,370,000	1,374,840
North Carolina Central University Rev., 5%, 4/01/2044	3,265,000	3,372,063
North Carolina State University, Raleigh General Refunding Rev., 5%, 10/01/2023	1,200,000	1,204,784
North Carolina State University, Raleigh General Rev., “A”, 5%, 10/01/2029 (Prerefunded 10/01/2023)	5,000,000	5,020,777
North Carolina State University, Raleigh General Rev., “A”, 5%, 10/01/2034	1,000,000	1,132,578
North Carolina State University, Raleigh General Rev., “A”, 5%, 10/01/2035	1,180,000	1,324,396
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	115,000	115,100
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	140,000	140,283
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	735,000	750,005
University of North Carolina Board of Governors Rev., 4%, 4/01/2049	5,000,000	4,569,072
University of North Carolina, Ashville, Rev., 4%, 6/01/2039	1,450,000	1,459,070
University of North Carolina, Charlotte, Rev., 5%, 4/01/2043 (Prerefunded 4/01/2024)	1,715,000	1,738,537
University of North Carolina, Charlotte, Rev., “A”, 5%, 10/01/2038	1,110,000	1,204,076
University of North Carolina, Charlotte, Rev., “A”, 4%, 10/01/2045	4,415,000	4,419,502
University of North Carolina, Greensboro, Refunding Rev., 4%, 4/01/2036	1,750,000	1,783,211
University of North Carolina, Greensboro, Rev., 4%, 4/01/2034	1,000,000	1,029,680
University of North Carolina, Greensboro, Rev., 4%, 4/01/2035	1,000,000	1,024,214
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	2,000,000	2,022,315
University of North Carolina, School of Art General Rev., 4%, 2/01/2040	1,000,000	977,755
University of North Carolina, School of Art General Rev., 4%, 2/01/2045	2,825,000	2,705,891
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 5%, 6/01/2028	3,045,000	3,146,734
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2032	500,000	508,111
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2033	400,000	405,203
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2034	500,000	505,055
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	195,000	195,911
Western Carolina University, NC, General Obligation Rev., 5%, 10/01/2043	3,700,000	3,910,368
Western Carolina University, NC, General Rev., “B”, 5%, 4/01/2032	2,420,000	2,704,608
Western Carolina University, NC, General Rev., “B”, 5%, 4/01/2034	1,300,000	1,450,683
Winston-Salem State University, NC, General Rev., AGM, 5%, 10/01/2042	2,470,000	2,629,944
Winston-Salem State University, NC, Student Housing Project Rev., 5%, 6/01/2029	1,550,000	1,561,531
		$70,407,945
Utilities - Municipal Owned – 0.7%
Greenville, NC, Utilities Commission Combined Enterprise System Rev., 5%, 8/01/2044	$300,000	$323,109
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	40,000	15,000
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	440,000	165,000
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	720,000	270,000
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2029	525,000	519,850
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2030	425,000	420,548
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2034	50,000	49,295
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	1,125,000	421,875
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	175,000	65,625
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	85,000	31,875
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	40,000	15,000
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	415,000	155,625
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	195,000	73,125
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2024 (a)(d)	190,000	71,250
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	35,000	13,125

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	$585,000	$219,375
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	35,000	13,125
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	80,000	30,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	265,000	99,375
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	305,000	114,375
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	95,000	35,625
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	300,000	112,500
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	240,000	90,000
		$3,324,677
Utilities - Other – 3.3%
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	$2,320,000	$2,425,782
Black Belt Energy Gas District, AL, Gas Project Rev. (Project No. 8), “A”, 4%, 12/01/2052 (Put Date 12/01/2029)	1,090,000	1,058,966
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	1,295,000	1,279,382
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	2,580,000	2,700,792
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	2,535,000	2,651,860
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	1,445,000	1,529,816
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 5.25%, 9/01/2026	1,290,000	1,317,728
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	2,250,000	2,327,711
		$15,292,037
Water & Sewer Utility Revenue – 6.4%
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 6/01/2040 (Prerefunded 6/01/2024)	$1,250,000	$1,271,266
Clayton, NC, Water & Sewer System Rev., 5%, 8/01/2045	2,500,000	2,756,218
Clayton, NC, Water & Sewer System Rev., 4%, 8/01/2047	2,500,000	2,437,990
Durham, NC, Utility System Refunding Rev., 4%, 8/01/2034	1,675,000	1,801,244
Greensboro, NC, Enterprise System Rev., 5.25%, 6/01/2047	1,000,000	1,129,283
Greensboro, NC, Enterprise System Rev., 5.25%, 6/01/2048	3,990,000	4,498,313
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., 4%, 12/01/2039	380,000	388,483
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., 4%, 12/01/2041	300,000	301,532
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., 4.125%, 12/01/2043	510,000	514,133
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., 5%, 12/01/2046	525,000	581,462
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	220,000	224,602
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	380,000	390,253
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	480,000	490,530
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	1,325,000	1,345,686
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	1,000,000	1,009,683
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	605,000	614,116
Lincoln County, NC, Enterprise System Rev., 3%, 8/01/2034	175,000	166,925
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	95,000	96,406
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	115,000	116,166
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	60,000	60,783
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	140,000	141,473
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2025	2,010,000	2,075,313
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2028	500,000	537,011
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2029	1,400,000	1,452,323
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2031	1,600,000	1,660,535
Union County, NC, Enterprise System Rev., 3%, 6/01/2046	2,500,000	2,022,389
Winston-Salem, NC, Water & Sewer Systems Rev., 4%, 6/01/2034	700,000	722,229
Winston-Salem, NC, Water & Sewer Systems Rev., 4%, 6/01/2035	500,000	513,103
		$29,319,450
Total Municipal Bonds		$446,102,620

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$786,000	$698,590
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	1,607,340	507,417
Total Bonds		$1,206,007
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$879,323	$442,959
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 5.04% (v)	4,833,075	$4,834,042

Other Assets, Less Liabilities – 1.3%		5,900,321
Net Assets – 100.0%		$458,485,949
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,834,042 and $447,751,586, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,652,915, representing 1.2% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$446,545,579	$—	$446,545,579
U.S. Corporate Bonds	—	1,206,007	—	1,206,007
Mutual Funds	4,834,042	—	—	4,834,042
Total	$4,834,042	$447,751,586	$—	$452,585,628
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,469,318	$24,077,223	$26,712,225	$67	$(341)	$4,834,042

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$81,520	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2023, are as follows:
North Carolina	78.2%
Puerto Rico	4.1%
New York	2.6%
Virginia	2.0%
Illinois	1.9%
Alabama	1.6%
Guam	1.3%
California	1.2%
Pennsylvania	1.1%
Tennessee	1.1%
Texas	1.0%
Maryland	0.9%
New Jersey	0.6%
Georgia	0.3%
Michigan	0.3%
New Hampshire	0.3%
Ohio	0.3%
South Carolina	0.3%
Wisconsin	0.3%
Connecticut	0.2%
Colorado	0.1%
Washington DC	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.